BALANCE SHEETS - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 13, 2020	Dec. 31, 2019		Oct. 31, 2019
Current assets:
Cash	$ 204,865			$ 916,987						$ 25,000
Prepaid expenses	82,245			152,474
Total current assets	287,110			1,069,461						25,000
Cash and investments held in Trust Account	230,012,623			230,254,149
Deferred offering costs associated with initial public offering				0						25,000
Total assets	230,299,733	$ 230,754,006	$ 231,036,262	231,323,610		$ 231,395,659	$ 231,466,990	$ 231,843,054	$ 231,769,236	50,000
Current liabilities:
Accrued expenses	2,625,925			50,000						26,500
Accrued expenses - related parties	17,500			17,500
Franchise tax payable	29,639			200,050						800
Total current liabilities	3,634,148			267,550						27,300
Deferred underwriting commissions	6,300,000			6,300,000
Derivative warrant liabilities				18,791,170
Total liabilities	25,202,318	25,224,557	19,386,072	25,358,720		22,903,099	20,557,770	18,315,099	17,812,302	27,300
Class A common stock subject to possible redemption	230,000,000			230,000,000		230,000,000	230,000,000	230,000,000	230,000,000
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital				0						24,425
Accumulated deficit	(24,903,160)	(24,471,126)	(18,350,385)	(24,035,685)		(21,508,015)	(19,091,355)	(16,472,620)	(16,043,641)	(2,300)
Total stockholders' deficit	(24,902,585)	(24,470,551)	(18,349,810)	(24,035,110)		(21,507,440)	(19,090,780)	(16,472,045)	(16,043,066)	22,700		$ 0
Total liabilities, cumulative preferred shares and stockholders' deficit	230,299,733	230,754,006	231,036,262	231,323,610		231,395,659	231,466,990		231,769,236	50,000
Class A common stock
Current liabilities:
Class A common stock subject to possible redemption	230,000,000	230,000,000	230,000,000
Stockholders' Equity (Deficit):
Common Stock, Value, Issued				0
Total liabilities, cumulative preferred shares and stockholders' deficit								231,843,054
Class B common stock
Stockholders' Equity (Deficit):
Common Stock, Value, Issued	$ 575	$ 575	$ 575	575	[1]	$ 575	$ 575	$ 575	$ 575	575	[1]
Adjustment
Stockholders' Equity (Deficit):
Total stockholders' deficit				$ 24,035,110						$ 22,700

[1]	As of December 31, 2019, this number includes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On March 13, 2020, the underwriter exercised its over-allotment option in full; thus, the Founder Shares were no longer subject to forfeiture.